Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash to be deposited	$ 310	$ 2,320
Cash at banks	213,306	116,413
Time deposits	19,509	35,502
Other cash equivalents	47,906	41,461
Cash and cash equivalents	281,031	$ 195,696	$ 244,865	$ 221,601
Restricted cash on deposit as collateral	$ 1,142